Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	ITERIS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08762
Entity Tax Identification Number	95-2588496
Entity Address, Address Line One	1250 S. Capital of Texas Hwy.,
Entity Address, Address Line Two	Building 1, Suite 330,
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	0808
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	ITI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000350868